LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 6, 2009

TO THE PROSPECTUS DATED APRIL 30, 2009 OF

LEGG MASON PARTNERS APPRECIATION FUND

Effective immediately, the following text replaces the section of the Prospectus titled “Management – Portfolio managers”:

Portfolio managers

Harry D. Cohen, Scott Glasser and Michael Kagan are each co-portfolio managers of the fund.

Harry D. Cohen is Chief Investment Officer and a Senior Portfolio Manager and Managing Director of ClearBridge Advisors, LLC (“ClearBridge”). He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Cohen was Chief Investment Officer – U.S. Retail and High Net Worth of Citigroup Asset Management and a Managing Director of Citigroup Global Markets Inc. (“CGM”), a subsidiary of Citigroup. He joined CGM’s predecessor in 1969. He has been responsible for the day-to-day management of the fund’s portfolio since 1979.

Scott Glasser is a Senior Portfolio Manager and a Managing Director of ClearBridge. He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of CGM and served as a Portfolio Manager at Smith Barney Asset Management. He joined CGM’s predecessor in 1993. He has shared the responsibility for the day-to-day management of the fund’s portfolio since 2001.

Michael Kagan is a Senior Portfolio Manager and a Managing Director of ClearBridge. He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Mr. Kagan is also a Managing Director of ClearBridge Asset Management Inc, which he joined in 1994. Previously, he was a Vice President at Salomon Brothers Inc. He has shared the responsibility for the day-to-day management of the fund’s portfolio since August 2009.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

Effective December 31, 2009, the following text replaces the section of the Prospectus titled “Management – Portfolio managers”:

Scott Glasser and Michael Kagan are co-portfolio managers of the fund.

Scott Glasser is a Senior Portfolio Manager and a Managing Director of ClearBridge Advisors, LLC (“ClearBridge”). He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of Citigroup Global Markets Inc. (“CGM”) and served as a Portfolio Manager at Smith Barney Asset Management. He joined CGM’s predecessor in 1993. He has shared the responsibility for the day-to-day management of the fund’s portfolio since 2001.

Michael Kagan is a Senior Portfolio Manager and a Managing Director of ClearBridge. He joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Mr. Kagan is also a Managing Director of ClearBridge Asset Management Inc, which he joined in 1994. Previously, he was a Vice President at Salomon Brothers Inc. He has shared the responsibility for the day-to-day management of the fund’s portfolio since August 2009.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

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